Convertible note (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 05, 2024	Jun. 29, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Original issue discount			$ 140,000
Gain on debt extinguishment			$ 0	$ 298,213	$ 0
Top
Maximum Monthly Redemption Payment Obligation	$ 300,000
Bottom
Minimum Monthly Redemption Payment Obligation	150,000
Exchange agreement [Member]
Note payble	1,525,213
Exchange fee	300,000
Maturity date			Sep. 04, 2025
Remaining outstanding balance	$ 1,225,213
Description of forbearance agreement	increase by 0.5% as of such fifth day. The Streeterville shall have the right to increase the balance of the September 2024 Exchange Note by 10% for a major trigger event and 5% for a minor trigger event as defined in the Exchange Agreement, with an aggregate of 25% as the maximum increase in the outstanding balance
Gain on debt extinguishment				298,213
Streeterville Capital LLC [Member]
Gross proceeds		$ 2,000,000
Original issue discount			$ 140,000
Pincipal amount		$ 2,160,000
Interest rate			7.00%
Streeterville's fees			$ 20,000
Fair value				198,000
Stock based compensation				$ 610,227	$ 0
Note prepayment terms, description			The Company may prepay all or a portion of the Note at any time by paying 105% of the outstanding balance elected for pre-payment. In addition, the June 2023 Exchange Note provides that upon occurrence of an event of default, the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of 15% per annum or the maximum rate permitted under applicable law
Converted common shares				222,483	8,479
Loss of change in fair value of convertible note			$ 150,000	$ 504,006	$ 165,704